Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense	$ (6,192)	$ (7,894)	$ (6,904)
Foreign exchange	227	4	(330)
Derivatives designated as hedges | Cross currency swaps and interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense	0	(109)	(199)
Foreign exchange	0	1,212	480
Derivatives designated as hedges | Interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense	0	(163)	(515)
Derivatives designated as hedges | Option to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	0	8	(63)
Derivatives designated as hedges | Forward agreements to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	(788)	839	(163)
Derivatives designated as hedges | Commodity Price contracts
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	$ 1,245	$ (131)	$ (391)